Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net income (loss)	¥ (80,275,344)	$ (11,334,004)	¥ 1,377,897	¥ 10,223,668
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Provision for credit losses	18,216,749	2,572,006	938,209	442,543
Lease termination loss	478,933	67,620
Depreciation and amortization	1,131,796	159,797	848,664	688,866
Amortization of operating lease right-of-use asset	9,405,893	1,328,009	10,933,292	3,498,048
Losses from disposal of property, equipment and software	719,165	101,538	(13,075)	52,663
Impairment losses of property and equipment	2,404,009	339,420
Impairment losses of operating lease right-of-use assets	3,244,676	458,113
Deferred tax expenses	(2,907,145)	(410,457)	116,755	864,072
Changes in operating assets and liabilities
Accounts receivable, net	(19,785,995)	(2,793,568)	55,931,552	(53,592,329)
Accounts receivable - related parties	1,676,016	236,635	(1,649,862)	2,788,565
Contract assets	2,396,978	338,427	(1,257,013)	(2,609,559)
Prepaid expenses and other current asset, net	(4,838,558)	(683,152)	10,069,570	(21,756,319)
Prepaid expenses - a related party	(164,858)	(23,276)	1,674,157	(1,674,157)
Refundable deposits	(1,000,000)	(141,189)	(3,002,260)
Accounts payable	21,656,849	3,057,711	(23,753,846)	22,083,942
Accounts payable - related parties	(758,726)	(107,124)	(53,553,469)	39,435,858
Contract liabilities	2,788,088	393,648	170,846	5,943,100
Accrued expenses and other current liabilities	3,268,149	461,427	(3,021,321)	2,884,200
Other payable - shareholders	(6,307)	(890)	(71,266)	(659,832)
Other payable - related parties	7,316,314	1,032,984
Tax payable	(1,617,237)	(228,336)	(215,482)	(792,044)
Operating lease liabilities	(7,571,923)	(1,069,073)	(10,755,243)	(3,532,276)
Other long-term liabilities				(49,427)
Net cash provided by (used in) operating activities	(44,222,478)	(6,243,734)	(15,231,895)	4,239,582
Cash flows from investing activities:
Prepayment for acquisition			(3,596,823)
Purchase of property, equipment and intangible assets	(4,444,392)	(627,500)	(2,150,431)	(634,871)
Proceeds from disposal of property and equipment			18,500
Net cash used in investing activities	(4,444,392)	(627,500)	(5,728,754)	(634,871)
Cash flows from financing activities:
Proceeds from short-term borrowings	31,805,201	4,490,548	18,000,000	18,000,000
Proceeds from a long-term borrowing			5,000,000	5,000,000
Repayments of short-term borrowings	(21,001,703)	(2,965,211)	(14,100,000)	(14,810,000)
Repayment of a long-term borrowing	(600,000)	(84,713)	(4,450,000)	(550,000)
Proceeds from loans provided by shareholders	823,265	116,236	6,295,383	6,245,000
Proceeds from loans provided by related parties	6,000,000	847,135	500,000	2,100,000
Loans repayment to shareholders			(8,855,383)	(3,685,000)
Loans repayment to related parties	(3,000,000)	(423,569)	(2,112,000)	(500,000)
Proceeds from loans provided by third parties	2,833,080	400,000	5,631,457	4,800,000
Loans repayment to third parties			(10,431,457)	(1,385,355)
Proceeds from shareholder’s contribution			24,680,000	400,000
Proceeds from IPO	38,310,125	5,408,972
Proceeds from shares issued	34,823,000	4,916,628
Payments for deferred offering costs	(9,251,204)	(1,306,169)	(5,426,702)	(898,870)
Dividend distribution			(6,193,500)
Reorganization payment	(35,000,000)	(4,941,616)
Capital injection by a non-controlling interest	2,450,000	345,913	200,000
Other payable - related parties			596,513	(1,769,615)
Net cash provided by financing activities	48,191,764	6,804,154	9,334,311	12,946,160
Effect of exchange rate changes	(1,360,107)	(192,032)	(200,146)	10,158
Net increase (decrease) in cash and cash equivalents and restricted cash	(1,835,213)	(259,112)	(11,826,484)	16,561,029
Total cash and cash equivalents and restricted cash at beginning of the year	28,440,241	4,015,452	40,266,725	23,705,696
Total cash and cash equivalents and restricted cash at end of the year	26,605,028	3,756,340	28,440,241	40,266,725
Supplemental disclosure of cash flow information:
Income tax paid	2,152,341	607,774	2,517,406	1,046,305
Interest expense paid	884,259	124,848	781,143	1,773,998
Supplemental non-cash investing and financing information:
Obtaining right-of-use assets in exchange for operating lease liabilities	441,168	62,288	35,873,660	3,603,273
Dividend distribution included in Other payable - shareholders	6,937,500	979,499	6,937,500
Issuance of new shares with consideration receivable			34,823,000
Issuance of new shares in exchange of services			557
Issuance of warrant as share issue cost	360,874	50,951
Restricted cash at end of the year	501,952	$ 70,870	501,071
Cash and cash equivalents at end of the year	¥ 26,103,076		¥ 27,939,170	¥ 40,266,725